PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2017	2018
	$	$

At cost:
Machinery and equipment	12,386	12,482
Furniture and fixtures	442	443
Leasehold improvements	506	517
Motor vehicles	153	153
Total	13,487	13,595
Less: Accumulated depreciation and impairment	(12,533)	(12,825)
Property, plant and equipment, net	954	770

Depreciation expense incurred for the years ended March 31, 2016, 2017 and 2018 were $317, $266 and $319, respectively.

Write off of property, plant and equipment amounting to $117, $nil and $113 occurred during the years ended March 31, 2016, 2017 and 2018, respectively.